Shareholder Report	12 Months Ended	21 Months Ended	81 Months Ended	90 Months Ended	106 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Advisor Freedom Retirement Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class K6
Trading Symbol	FEGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,269 $10,626 $10,773 $12,267 $12,180 $11,666 $12,377 $13,064 $14,131 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,246 $10,688 $11,107 $12,218 $12,182 $11,717 $12,437 $13,126 $14,060 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 $11,571 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 8.17% 2.87% 4.00% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.94% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.67% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 893,982
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.0 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.2 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Retirement Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class Z
Trading Symbol	FIJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,247 $10,387 $11,811 $11,723 $11,228 $11,883 $12,522 $13,523 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,264 $10,666 $11,733 $11,699 $11,253 $11,944 $12,605 $13,502 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 $11,657 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 8.00% 2.74% 4.11% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 4.09% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 2.07% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 893,982
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.0 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.2 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Retirement Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class M
Trading Symbol	FTAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,186 $10,616 $10,911 $11,009 $12,448 $12,284 $11,704 $12,321 $12,914 $13,876 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,415 $10,867 $11,335 $11,779 $12,958 $12,920 $12,427 $13,191 $13,921 $14,911 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 3.68% 1.47% 3.33% Class M (without 3.50% sales charge) 7.44% 2.20% 3.70% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 4.08% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 893,982
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.0 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.2 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Retirement Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class I
Trading Symbol	FIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,607 $11,106 $11,473 $11,622 $13,217 $13,111 $12,557 $13,279 $13,982 $15,099 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,415 $10,867 $11,335 $11,779 $12,958 $12,920 $12,427 $13,191 $13,921 $14,911 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.99% 2.70% 4.21% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 4.08% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 893,982
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.0 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.2 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class C
Trading Symbol	FCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.46%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,499 $10,886 $11,142 $11,175 $12,571 $12,351 $11,700 $12,259 $12,866 $13,866 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,415 $10,867 $11,335 $11,779 $12,958 $12,920 $12,427 $13,191 $13,921 $14,911 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 5.85% 1.68% 3.32% Class C 6.85% 1.68% 3.32% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 4.08% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 893,982
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.0 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.2 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class A
Trading Symbol	FAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,966 $10,411 $10,737 $10,849 $12,305 $12,177 $11,619 $12,273 $12,881 $13,882 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,415 $10,867 $11,335 $11,779 $12,958 $12,920 $12,427 $13,191 $13,921 $14,911 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 1.57% 1.24% 3.33% Class A (without 5.75% sales charge) 7.77% 2.44% 3.95% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 4.08% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217	$ 210,398,217
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 893,982
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.0 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.2 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class K6
Trading Symbol	FDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $8,642 $13,480 $13,921 $12,975 $15,773 $16,712 $20,295 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 21.44% 8.53% 11.06% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 1,593,911
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class Z
Trading Symbol	FDFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $8,632 $13,449 $13,856 $12,901 $15,661 $16,557 $20,057 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.14% 8.32% 10.86% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 1,593,911
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class M
Trading Symbol	FDFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,295 $12,835 $13,152 $12,178 $14,679 $15,433 $18,601 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 16.31% 6.94% 9.63% Class M (without 3.50% sales charge) 20.53% 7.70% 10.21% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 1,593,911
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class I
Trading Symbol	FDFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $8,622 $13,423 $13,818 $12,852 $15,588 $16,456 $19,935 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 21.14% 8.23% 10.76% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 1,593,911
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class C
Trading Symbol	FDFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $8,562 $13,182 $13,445 $12,386 $14,855 $15,539 $18,640 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 18.95% 7.17% 9.66% Class C 19.95% 7.17% 9.66% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 1,593,911
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class A
Trading Symbol	FDFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,113 $12,589 $12,935 $12,006 $14,513 $15,282 $18,478 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 13.96% 6.71% 9.52% Class A (without 5.75% sales charge) 20.91% 7.98% 10.49% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151	$ 306,013,151
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 1,593,911
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class K6
Trading Symbol	FNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,914 $11,310 $10,152 $15,849 $16,361 $15,255 $18,545 $19,649 $23,860 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 $23,326 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 21.43% 8.53% 10.36% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.08% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 4,753,966
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class Z
Trading Symbol	FIJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,866 $8,848 $13,793 $14,215 $13,232 $16,059 $16,986 $20,587 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 $20,114 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.20% 8.34% 10.11% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.77% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 4,753,966
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class M
Trading Symbol	FDKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,125 $12,577 $12,932 $11,527 $17,866 $18,312 $16,939 $20,441 $21,466 $25,880 Fidelity Freedom 2060 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,838 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.34% 6.93% 9.98% Class M (without 3.50% sales charge) 20.56% 7.69% 10.37% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 4,753,966
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class I
Trading Symbol	FDKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,582 $13,161 $13,606 $12,194 $18,976 $19,548 $18,170 $22,029 $23,269 $28,192 Fidelity Freedom 2060 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,838 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.15% 8.24% 10.92% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 4,753,966
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class C
Trading Symbol	FDKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,465 $12,902 $13,202 $11,714 $18,056 $18,406 $16,940 $20,346 $21,432 $25,910 Fidelity Freedom 2060 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,838 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.92% 7.16% 9.99% Class C 19.92% 7.16% 9.99% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 4,753,966
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class A
Trading Symbol	FDKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,890 $12,354 $12,737 $11,381 $17,672 $18,156 $16,842 $20,367 $21,454 $25,936 Fidelity Freedom 2060 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,838 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.94% 6.70% 10.00% Class A (without 5.75% sales charge) 20.89% 7.98% 10.65% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045	$ 845,286,045
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 4,753,966
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Advisor Series Equity Growth Fund 8.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 6.0 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class K6
Trading Symbol	FBGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,916 $11,308 $10,152 $15,852 $16,375 $15,260 $18,555 $19,647 $23,862 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 $23,328 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 21.45% 8.52% 10.36% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.08% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043
Holdings Count | shares	43	43	43	43	43
Advisory Fees Paid, Amount	$ 8,317,159
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Advisor Series Equity Growth Fund 8.5 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 5.9 79.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class Z
Trading Symbol	FIJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,865 $8,851 $13,791 $14,219 $13,241 $16,069 $16,990 $20,582 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 $20,115 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.14% 8.34% 10.10% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.77% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043
Holdings Count | shares	43	43	43	43	43
Advisory Fees Paid, Amount	$ 8,317,159
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Advisor Series Equity Growth Fund 8.5 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 5.9 79.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class M
Trading Symbol	FHFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,123 $12,585 $12,946 $11,543 $17,878 $18,329 $16,950 $20,448 $21,482 $25,904 Fidelity Freedom 2055 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,840 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.37% 6.93% 9.99% Class M (without 3.50% sales charge) 20.59% 7.70% 10.38% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043
Holdings Count | shares	43	43	43	43	43
Advisory Fees Paid, Amount	$ 8,317,159
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Advisor Series Equity Growth Fund 8.5 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 5.9 79.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class I
Trading Symbol	FHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,581 $13,171 $13,611 $12,189 $18,981 $19,551 $18,184 $22,043 $23,285 $28,206 Fidelity Freedom 2055 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,840 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.13% 8.24% 10.93% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043
Holdings Count | shares	43	43	43	43	43
Advisory Fees Paid, Amount	$ 8,317,159
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Advisor Series Equity Growth Fund 8.5 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 5.9 79.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class C
Trading Symbol	FHFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,462 $12,908 $13,208 $11,717 $18,052 $18,417 $16,943 $20,347 $21,431 $25,895 Fidelity Freedom 2055 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,840 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.87% 7.16% 9.98% Class C 19.87% 7.16% 9.98% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043
Holdings Count | shares	43	43	43	43	43
Advisory Fees Paid, Amount	$ 8,317,159
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Advisor Series Equity Growth Fund 8.5 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 5.9 79.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class A
Trading Symbol	FHFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,885 $12,344 $12,725 $11,380 $17,674 $18,160 $16,832 $20,372 $21,457 $25,926 Fidelity Freedom 2055 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,840 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.88% 6.69% 10.00% Class A (without 5.75% sales charge) 20.83% 7.96% 10.65% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043	$ 1,441,152,043
Holdings Count | shares	43	43	43	43	43
Advisory Fees Paid, Amount	$ 8,317,159
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Advisor Series Equity Growth Fund 8.5 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 7.2 Fidelity Series Stock Selector Large Cap Value Fund 6.5 Fidelity Series Value Discovery Fund 6.5 Fidelity Advisor Series Growth Opportunities Fund 5.9 79.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class K6
Trading Symbol	FVGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,915 $11,302 $10,156 $15,844 $16,367 $15,248 $18,549 $19,653 $23,862 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 $23,336 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 21.42% 8.53% 10.36% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.08% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 11,969,686
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.3 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Advisor Series Equity Growth Fund 8.3 Fidelity Series International Value Fund 7.6 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 7.1 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 78.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class Z
Trading Symbol	FIJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,866 $8,846 $13,797 $14,224 $13,239 $16,064 $16,978 $20,588 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 $20,122 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.26% 8.34% 10.11% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.77% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 11,969,686
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.3 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Advisor Series Equity Growth Fund 8.3 Fidelity Series International Value Fund 7.6 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 7.1 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 78.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class M
Trading Symbol	FFFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,119 $12,582 $12,939 $11,530 $17,861 $18,311 $16,937 $20,438 $21,469 $25,894 Fidelity Freedom 2050 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,849 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.39% 6.95% 9.98% Class M (without 3.50% sales charge) 20.61% 7.71% 10.37% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 11,969,686
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.3 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Advisor Series Equity Growth Fund 8.3 Fidelity Series International Value Fund 7.6 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 7.1 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 78.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class I
Trading Symbol	FFFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,581 $13,172 $13,606 $12,196 $18,983 $19,554 $18,172 $22,036 $23,284 $28,215 Fidelity Freedom 2050 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,849 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.18% 8.25% 10.93% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 11,969,686
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.3 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Advisor Series Equity Growth Fund 8.3 Fidelity Series International Value Fund 7.6 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 7.1 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 78.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class C
Trading Symbol	FFFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,473 $12,918 $13,220 $11,723 $18,064 $18,426 $16,961 $20,364 $21,448 $25,933 Fidelity Freedom 2050 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,849 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.95% 7.17% 10.00% Class C 19.95% 7.17% 10.00% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 11,969,686
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.3 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Advisor Series Equity Growth Fund 8.3 Fidelity Series International Value Fund 7.6 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 7.1 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 78.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class A
Trading Symbol	FFFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,888 $12,349 $12,730 $11,384 $17,675 $18,163 $16,843 $20,370 $21,455 $25,941 Fidelity Freedom 2050 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,849 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.96% 6.70% 10.00% Class A (without 5.75% sales charge) 20.91% 7.98% 10.65% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943	$ 2,014,225,943
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 11,969,686
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.3 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Advisor Series Equity Growth Fund 8.3 Fidelity Series International Value Fund 7.6 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 7.1 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 78.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class K6
Trading Symbol	FCGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,915 $11,306 $10,150 $15,847 $16,373 $15,249 $18,555 $19,650 $23,887 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 $23,345 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 21.56% 8.55% 10.37% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.09% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 13,330,281
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Value Discovery Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class Z
Trading Symbol	FIJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,867 $8,848 $13,790 $14,220 $13,230 $16,072 $16,982 $20,598 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 $20,130 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.29% 8.36% 10.12% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.78% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 13,330,281
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Value Discovery Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class M
Trading Symbol	FFFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,126 $12,586 $12,938 $11,540 $17,869 $18,322 $16,937 $20,439 $21,482 $25,920 Fidelity Freedom 2045 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,861 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.44% 6.96% 9.99% Class M (without 3.50% sales charge) 20.66% 7.72% 10.39% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 13,330,281
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Value Discovery Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class I
Trading Symbol	FFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,583 $13,178 $13,619 $12,194 $18,995 $19,568 $18,181 $22,057 $23,294 $28,234 Fidelity Freedom 2045 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,861 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.21% 8.25% 10.94% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 13,330,281
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Value Discovery Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class C
Trading Symbol	FFFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,471 $12,915 $13,211 $11,715 $18,069 $18,423 $16,950 $20,347 $21,439 $25,929 Fidelity Freedom 2045 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,861 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.06% 7.17% 10.00% Class C 20.06% 7.17% 10.00% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 13,330,281
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Value Discovery Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class A
Trading Symbol	FFFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,886 $12,349 $12,735 $11,374 $17,675 $18,164 $16,839 $20,364 $21,456 $25,949 Fidelity Freedom 2045 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,861 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.99% 6.71% 10.00% Class A (without 5.75% sales charge) 20.94% 7.98% 10.66% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802	$ 2,256,608,802
Holdings Count | shares	44	44	44	44	44
Advisory Fees Paid, Amount	$ 13,330,281
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Value Discovery Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class K6
Trading Symbol	FKGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,912 $11,309 $10,151 $15,850 $16,375 $15,246 $18,389 $19,469 $23,348 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,520 $15,300 $18,242 $19,421 $22,860 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 19.92% 8.06% 10.09% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.83% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 17,471,178
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Series Value Discovery Fund 5.6 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class Z
Trading Symbol	FIJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,870 $8,852 $13,792 $14,226 $13,223 $15,921 $16,830 $20,140 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,245 $13,193 $15,730 $16,747 $19,712 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 19.67% 7.87% 9.79% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.47% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 17,471,178
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Series Value Discovery Fund 5.6 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class M
Trading Symbol	FTFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,123 $12,581 $12,935 $11,533 $17,872 $18,320 $16,936 $20,252 $21,285 $25,326 Fidelity Freedom 2040 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,716 $18,260 $21,771 $23,178 $27,282 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 14.82% 6.46% 9.74% Class M (without 3.50% sales charge) 18.98% 7.22% 10.13% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 10.56% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 17,471,178
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Series Value Discovery Fund 5.6 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class I
Trading Symbol	FIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,582 $13,173 $13,610 $12,200 $18,994 $19,569 $18,170 $21,850 $23,074 $27,601 Fidelity Freedom 2040 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,716 $18,260 $21,771 $23,178 $27,282 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 19.62% 7.76% 10.69% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 10.56% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 17,471,178
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Series Value Discovery Fund 5.6 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class C
Trading Symbol	FCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.67%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,470 $12,907 $13,213 $11,718 $18,060 $18,417 $16,947 $20,166 $21,243 $25,357 Fidelity Freedom 2040 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,716 $18,260 $21,771 $23,178 $27,282 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 17.47% 6.70% 9.75% Class C 18.47% 6.70% 9.75% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 10.56% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 17,471,178
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Series Value Discovery Fund 5.6 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class A
Trading Symbol	FAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,889 $12,350 $12,725 $11,378 $17,672 $18,155 $16,828 $20,174 $21,252 $25,368 Fidelity Freedom 2040 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,716 $18,260 $21,771 $23,178 $27,282 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 12.50% 6.23% 9.76% Class A (without 5.75% sales charge) 19.37% 7.50% 10.41% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 10.56% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790	$ 2,969,331,790
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 17,471,178
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Series Value Discovery Fund 5.6 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class K6
Trading Symbol	FHGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,903 $11,301 $10,313 $15,514 $15,898 $14,829 $17,409 $18,406 $21,540 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,906 $11,453 $10,625 $15,344 $15,989 $14,854 $17,281 $18,345 $21,114 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 17.03% 6.78% 9.09% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.84% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 17,106,418
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Advisor Series Equity Growth Fund 5.9 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Stock Selector Large Cap Value Fund 4.6 Fidelity Series Value Discovery Fund 4.6 70.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class Z
Trading Symbol	FIJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,904 $9,026 $13,555 $13,874 $12,921 $15,144 $15,977 $18,656 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,911 $9,194 $13,278 $13,837 $12,855 $14,954 $15,875 $18,272 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 16.77% 6.60% 8.67% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.37% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 17,106,418
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Advisor Series Equity Growth Fund 5.9 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Stock Selector Large Cap Value Fund 4.6 Fidelity Series Value Discovery Fund 4.6 70.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class M
Trading Symbol	FTTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,120 $12,564 $12,927 $11,717 $17,489 $17,792 $16,476 $19,198 $20,139 $23,386 Fidelity Freedom 2035 Composite Index℠ $10,000 $11,497 $13,009 $13,661 $12,673 $18,301 $19,072 $17,718 $20,612 $21,881 $25,184 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.06% 5.23% 8.87% Class M (without 3.50% sales charge) 16.12% 5.98% 9.26% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 9.68% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 17,106,418
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Advisor Series Equity Growth Fund 5.9 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Stock Selector Large Cap Value Fund 4.6 Fidelity Series Value Discovery Fund 4.6 70.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class I
Trading Symbol	FITHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,579 $13,142 $13,598 $12,387 $18,579 $18,998 $17,680 $20,699 $21,819 $25,472 Fidelity Freedom 2035 Composite Index℠ $10,000 $11,497 $13,009 $13,661 $12,673 $18,301 $19,072 $17,718 $20,612 $21,881 $25,184 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 16.74% 6.51% 9.80% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 9.68% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 17,106,418
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Advisor Series Equity Growth Fund 5.9 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Stock Selector Large Cap Value Fund 4.6 Fidelity Series Value Discovery Fund 4.6 70.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class C
Trading Symbol	FCTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.65%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,469 $12,891 $13,200 $11,901 $17,686 $17,894 $16,487 $19,108 $20,089 $23,381 Fidelity Freedom 2035 Composite Index℠ $10,000 $11,497 $13,009 $13,661 $12,673 $18,301 $19,072 $17,718 $20,612 $21,881 $25,184 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 14.55% 5.45% 8.86% Class C 15.55% 5.45% 8.86% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 9.68% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 17,106,418
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Advisor Series Equity Growth Fund 5.9 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Stock Selector Large Cap Value Fund 4.6 Fidelity Series Value Discovery Fund 4.6 70.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class A
Trading Symbol	FATHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,887 $12,330 $12,723 $11,559 $17,307 $17,644 $16,377 $19,135 $20,118 $23,413 Fidelity Freedom 2035 Composite Index℠ $10,000 $11,497 $13,009 $13,661 $12,673 $18,301 $19,072 $17,718 $20,612 $21,881 $25,184 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 9.69% 4.98% 8.88% Class A (without 5.75% sales charge) 16.38% 6.23% 9.53% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 9.68% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505	$ 3,055,791,505
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 17,106,418
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Advisor Series Equity Growth Fund 5.9 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Stock Selector Large Cap Value Fund 4.6 Fidelity Series Value Discovery Fund 4.6 70.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class K6
Trading Symbol	FDGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,790 $11,204 $10,514 $14,839 $15,070 $14,090 $16,115 $17,028 $19,625 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,779 $11,330 $10,842 $14,701 $15,123 $14,099 $16,025 $16,972 $19,263 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 15.25% 5.75% 7.94% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.71% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 16,289,707
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.9 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.5 70.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class Z
Trading Symbol	FIJNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,991 $9,364 $13,203 $13,385 $12,500 $14,276 $15,045 $17,308 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,006 $9,575 $12,983 $13,355 $12,451 $14,152 $14,989 $17,012 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 15.05% 5.56% 7.59% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.34% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 16,289,707
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.9 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.5 70.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class M
Trading Symbol	FTFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,976 $12,242 $12,623 $11,760 $16,483 $16,616 $15,419 $17,509 $18,351 $20,986 Fidelity Freedom 2030 Composite Index℠ $10,000 $11,323 $12,634 $13,279 $12,708 $17,230 $17,724 $16,525 $18,782 $19,892 $22,577 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 10.36% 4.20% 7.69% Class M (without 3.50% sales charge) 14.36% 4.95% 8.08% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 8.48% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 16,289,707
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.9 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.5 70.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class I
Trading Symbol	FEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,438 $12,815 $13,282 $12,442 $17,514 $17,754 $16,555 $18,897 $19,892 $22,878 Fidelity Freedom 2030 Composite Index℠ $10,000 $11,323 $12,634 $13,279 $12,708 $17,230 $17,724 $16,525 $18,782 $19,892 $22,577 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 15.01% 5.49% 8.63% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 8.48% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 16,289,707
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.9 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.5 70.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class C
Trading Symbol	FCFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.61%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,321 $12,563 $12,886 $11,952 $16,663 $16,712 $15,440 $17,443 $18,331 $21,020 Fidelity Freedom 2030 Composite Index℠ $10,000 $11,323 $12,634 $13,279 $12,708 $17,230 $17,724 $16,525 $18,782 $19,892 $22,577 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 12.80% 4.42% 7.71% Class C 13.80% 4.42% 7.71% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 8.48% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 16,289,707
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.9 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.5 70.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class A
Trading Symbol	FAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,746 $12,014 $12,425 $11,604 $16,305 $16,475 $15,329 $17,445 $18,333 $21,023 Fidelity Freedom 2030 Composite Index℠ $10,000 $11,323 $12,634 $13,279 $12,708 $17,230 $17,724 $16,525 $18,782 $19,892 $22,577 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 8.08% 3.98% 7.71% Class A (without 5.75% sales charge) 14.67% 5.21% 8.35% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 8.48% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828	$ 2,981,641,828
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 16,289,707
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.9 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.5 70.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class K6
Trading Symbol	FPGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,661 $11,071 $10,548 $14,326 $14,479 $13,526 $15,241 $16,090 $18,346 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,645 $11,175 $10,874 $14,203 $14,522 $13,539 $15,179 $16,061 $18,043 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 $31,086 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 14.03% 5.07% 7.12% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.92% S&P 500® Index 17.80% 12.06% 13.72% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 10,598,312
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Opportunistic Insights Fund 4.0 72.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class Z
Trading Symbol	FIJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,056 $9,577 $12,991 $13,114 $12,239 $13,769 $14,504 $16,507 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,071 $9,800 $12,800 $13,088 $12,202 $13,680 $14,475 $16,261 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 $25,181 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 13.81% 4.91% 6.91% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.70% S&P 500® Index 17.80% 12.06% 13.11% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 10,598,312
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Opportunistic Insights Fund 4.0 72.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class M
Trading Symbol	FTTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,779 $11,824 $12,189 $11,542 $15,565 $15,624 $14,498 $16,211 $16,982 $19,208 Fidelity Freedom 2025 Composite Index℠ $10,000 $11,085 $12,168 $12,774 $12,430 $16,236 $16,601 $15,476 $17,352 $18,359 $20,625 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 9.15% 3.55% 6.74% Class M (without 3.50% sales charge) 13.11% 4.30% 7.13% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 7.51% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 10,598,312
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Opportunistic Insights Fund 4.0 72.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class I
Trading Symbol	FITWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,226 $12,377 $12,826 $12,199 $16,538 $16,685 $15,548 $17,480 $18,407 $20,934 Fidelity Freedom 2025 Composite Index℠ $10,000 $11,085 $12,168 $12,774 $12,430 $16,236 $16,601 $15,476 $17,352 $18,359 $20,625 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 13.73% 4.83% 7.67% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 7.51% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 10,598,312
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Opportunistic Insights Fund 4.0 72.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class C
Trading Symbol	FCTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 169	1.59%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,113 $12,129 $12,443 $11,714 $15,730 $15,711 $14,499 $16,133 $16,945 $19,217 Fidelity Freedom 2025 Composite Index℠ $10,000 $11,085 $12,168 $12,774 $12,430 $16,236 $16,601 $15,476 $17,352 $18,359 $20,625 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 11.52% 3.77% 6.75% Class C 12.52% 3.77% 6.75% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 7.51% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 10,598,312
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Opportunistic Insights Fund 4.0 72.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class A
Trading Symbol	FATWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,556 $11,607 $11,995 $11,384 $15,393 $15,492 $14,399 $16,153 $16,966 $19,241 Fidelity Freedom 2025 Composite Index℠ $10,000 $11,085 $12,168 $12,774 $12,430 $16,236 $16,601 $15,476 $17,352 $18,359 $20,625 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 6.89% 3.33% 6.76% Class A (without 5.75% sales charge) 13.41% 4.56% 7.40% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 7.51% S&P 500® Index 17.80% 12.06% 14.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601	$ 1,972,528,601
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 10,598,312
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Opportunistic Insights Fund 4.0 72.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class K6
Trading Symbol	FOGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,608 $11,008 $10,598 $13,984 $14,080 $13,178 $14,644 $15,465 $17,421 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,587 $11,107 $10,932 $13,875 $14,116 $13,200 $14,614 $15,456 $17,168 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 $11,571 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 12.65% 4.49% 6.49% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.32% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.67% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 5,346,237
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class Z
Trading Symbol	FIJLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,091 $9,705 $12,794 $12,868 $12,034 $13,357 $14,071 $15,814 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,103 $9,944 $12,621 $12,841 $12,008 $13,294 $14,059 $15,617 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 $11,657 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 12.39% 4.33% 6.30% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.12% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 2.07% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 5,346,237
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class M
Trading Symbol	FDTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,693 $11,653 $12,011 $11,484 $15,053 $15,051 $13,996 $15,445 $16,176 $18,078 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,985 $11,972 $12,560 $12,362 $15,690 $15,962 $14,927 $16,526 $17,478 $19,413 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 7.84% 2.99% 6.10% Class M (without 3.50% sales charge) 11.75% 3.73% 6.48% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.86% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 5,346,237
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class I
Trading Symbol	FDIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,136 $12,188 $12,628 $12,140 $15,988 $16,074 $15,024 $16,657 $17,537 $19,684 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,985 $11,972 $12,560 $12,362 $15,690 $15,962 $14,927 $16,526 $17,478 $19,413 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 12.24% 4.25% 7.01% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.86% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 5,346,237
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class C
Trading Symbol	FDCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.55%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,026 $11,958 $12,262 $11,672 $15,217 $15,145 $14,012 $15,382 $16,160 $18,099 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,985 $11,972 $12,560 $12,362 $15,690 $15,962 $14,927 $16,526 $17,478 $19,413 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 10.17% 3.21% 6.11% Class C 11.17% 3.21% 6.11% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.86% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 5,346,237
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class A
Trading Symbol	FDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,478 $11,436 $11,825 $11,334 $14,891 $14,929 $13,913 $15,387 $16,166 $18,106 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,985 $11,972 $12,560 $12,362 $15,690 $15,962 $14,927 $16,526 $17,478 $19,413 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 5.56% 2.76% 6.12% Class A (without 5.75% sales charge) 12.00% 3.99% 6.75% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.86% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935	$ 1,039,651,935
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 5,346,237
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.1 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class K6
Trading Symbol	FIGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,542 $10,943 $10,681 $13,547 $13,590 $12,817 $14,021 $14,816 $16,441 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,523 $11,030 $11,014 $13,462 $13,618 $12,848 $14,023 $14,823 $16,245 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 $11,571 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 10.97% 3.95% 5.80% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.65% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.67% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 1,944,056
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Government Money Market Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 Fidelity Series International Growth Fund 3.1 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class Z
Trading Symbol	FIJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,129 $9,878 $12,527 $12,558 $11,832 $12,915 $13,616 $15,077 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,139 $10,125 $12,376 $12,519 $11,811 $12,891 $13,627 $14,934 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 $11,657 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 10.73% 3.77% 5.63% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.49% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 2.07% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 1,944,056
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Government Money Market Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 Fidelity Series International Growth Fund 3.1 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class M
Trading Symbol	FFVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,613 $11,473 $11,818 $11,464 $14,460 $14,409 $13,500 $14,664 $15,365 $16,919 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,888 $11,772 $12,339 $12,321 $15,060 $15,235 $14,373 $15,688 $16,583 $18,173 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 6.26% 2.46% 5.40% Class M (without 3.50% sales charge) 10.11% 3.19% 5.78% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 6.16% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 1,944,056
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Government Money Market Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 Fidelity Series International Growth Fund 3.1 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class I
Trading Symbol	FFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,053 $12,010 $12,436 $12,125 $15,364 $15,396 $14,497 $15,820 $16,667 $18,437 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,888 $11,772 $12,339 $12,321 $15,060 $15,235 $14,373 $15,688 $16,583 $18,173 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 10.62% 3.71% 6.31% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 6.16% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 1,944,056
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Government Money Market Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 Fidelity Series International Growth Fund 3.1 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class C
Trading Symbol	FFVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.50%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,933 $11,760 $12,065 $11,645 $14,598 $14,490 $13,501 $14,588 $15,328 $16,915 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,888 $11,772 $12,339 $12,321 $15,060 $15,235 $14,373 $15,688 $16,583 $18,173 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 8.65% 2.70% 5.40% Class C 9.65% 2.70% 5.40% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 6.16% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 1,944,056
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Government Money Market Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 Fidelity Series International Growth Fund 3.1 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class A
Trading Symbol	FFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,389 $11,264 $11,632 $11,310 $14,302 $14,290 $13,412 $14,618 $15,359 $16,950 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,888 $11,772 $12,339 $12,321 $15,060 $15,235 $14,373 $15,688 $16,583 $18,173 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 4.01% 2.24% 5.42% Class A (without 5.75% sales charge) 10.36% 3.46% 6.04% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 6.16% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770	$ 407,173,770
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 1,944,056
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Large Cap Stock Fund 4.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Government Money Market Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 Fidelity Series International Growth Fund 3.1 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class K6
Trading Symbol	FUGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,462 $10,846 $10,737 $13,064 $13,051 $12,399 $13,350 $14,098 $15,405 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,433 $10,920 $11,074 $12,997 $13,070 $12,436 $13,380 $14,134 $15,276 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 $11,571 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 9.27% 3.35% 5.02% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.92% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.67% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 875,528
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.8 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.8 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Large Cap Stock Fund 3.4 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 Fidelity Advisor Series Equity Growth Fund 2.5 77.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class Z
Trading Symbol	FIJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,165 $10,058 $12,241 $12,217 $11,598 $12,471 $13,142 $14,341 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,183 $10,326 $12,120 $12,188 $11,597 $12,477 $13,180 $14,245 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 $11,657 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.13% 3.22% 4.93% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.83% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 2.07% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 875,528
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.8 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.8 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Large Cap Stock Fund 3.4 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 Fidelity Advisor Series Equity Growth Fund 2.5 77.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class M
Trading Symbol	FCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,483 $11,205 $11,547 $11,359 $13,733 $13,646 $12,883 $13,759 $14,434 $15,660 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,743 $11,484 $12,019 $12,188 $14,305 $14,386 $13,688 $14,727 $15,557 $16,814 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 4.70% 1.93% 4.59% Class M (without 3.50% sales charge) 8.50% 2.66% 4.96% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 5.33% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 875,528
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.8 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.8 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Large Cap Stock Fund 3.4 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 Fidelity Advisor Series Equity Growth Fund 2.5 77.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class I
Trading Symbol	FCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,922 $11,729 $12,140 $12,013 $14,596 $14,565 $13,818 $14,850 $15,642 $17,068 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,743 $11,484 $12,019 $12,188 $14,305 $14,386 $13,688 $14,727 $15,557 $16,814 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 9.11% 3.18% 5.49% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 5.33% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 875,528
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.8 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.8 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Large Cap Stock Fund 3.4 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 Fidelity Advisor Series Equity Growth Fund 2.5 77.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class C
Trading Symbol	FCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.46%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,807 $11,496 $11,778 $11,539 $13,889 $13,724 $12,889 $13,699 $14,398 $15,669 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,743 $11,484 $12,019 $12,188 $14,305 $14,386 $13,688 $14,727 $15,557 $16,814 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 6.94% 2.13% 4.59% Class C 7.94% 2.13% 4.59% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 5.33% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 875,528
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.8 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.8 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Large Cap Stock Fund 3.4 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 Fidelity Advisor Series Equity Growth Fund 2.5 77.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class A
Trading Symbol	FACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,261 $10,997 $11,358 $11,200 $13,583 $13,527 $12,795 $13,709 $14,408 $15,680 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,743 $11,484 $12,019 $12,188 $14,305 $14,386 $13,688 $14,727 $15,557 $16,814 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 2.57% 1.70% 4.60% Class A (without 5.75% sales charge) 8.82% 2.91% 5.22% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 5.33% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999	$ 199,614,999
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 875,528
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.8 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.8 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Large Cap Stock Fund 3.4 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 Fidelity Advisor Series Equity Growth Fund 2.5 77.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class A
Trading Symbol	FRBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,770 $11,768 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 13.52% 9.75% Class A (without 5.75% sales charge) 20.44% 13.53% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722
Holdings Count | shares	25	25	25	25	25
Advisory Fees Paid, Amount	$ 60,583
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Growth Fund 8.0 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Advisor Series Growth Opportunities Fund 5.7 78.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class M
Trading Symbol	FRBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 130	1.18%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,980 $11,988 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.91% 10.92% Class M (without 3.50% sales charge) 20.11% 13.20% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722
Holdings Count | shares	25	25	25	25	25
Advisory Fees Paid, Amount	$ 60,583
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Growth Fund 8.0 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Advisor Series Growth Opportunities Fund 5.7 78.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class C
Trading Symbol	FRBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,303 $12,316 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 18.54% 12.64% Class C 19.54% 12.64% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722
Holdings Count | shares	25	25	25	25	25
Advisory Fees Paid, Amount	$ 60,583
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Growth Fund 8.0 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Advisor Series Growth Opportunities Fund 5.7 78.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class I
Trading Symbol	FRBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,382 $12,539 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 20.77% 13.80% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722
Holdings Count | shares	25	25	25	25	25
Advisory Fees Paid, Amount	$ 60,583
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Growth Fund 8.0 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Advisor Series Growth Opportunities Fund 5.7 78.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class Z
Trading Symbol	FRBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,390 $12,557 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 20.86% 13.89% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722
Holdings Count | shares	25	25	25	25	25
Advisory Fees Paid, Amount	$ 60,583
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Growth Fund 8.0 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Advisor Series Growth Opportunities Fund 5.7 78.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class K6
Trading Symbol	FRBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,407 $12,599 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 21.07% 14.11% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722	$ 18,920,722
Holdings Count | shares	25	25	25	25	25
Advisory Fees Paid, Amount	$ 60,583
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Growth Fund 8.0 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Advisor Series Growth Opportunities Fund 5.7 78.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec